Consolidated Statements of Loss and Comprehensive Loss $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Revenues:
Total revenues	$ 1,341	$ 10,439	$ 1,255	$ 9,748	$ 21,939
Expenses:
Compensation and benefits	1,616	12,575		8,633	7,550
Commission expense	297	2,309		2,538	2,037
Advertising and marketing	503	3,912	78	608	2,254
Lease expense	155	1,204	161	1,250	1,261
Legal and professional fee	2,101	16,352		2,077	2,356
Provision for (reversal of) allowance for expected credit losses, net	242	1,881		(1,403)	10,944
Other general and administrative	709	5,518	422	3,277	2,816
Total expenses	5,623	43,751	2,185	16,980	29,218
Loss from operations	(4,282)	(33,312)		(7,232)	(7,279)
Share of losses of associate	(6)	(43)
Impairment of investment under equity method	(501)	(3,900)
Other income:
Government subsidies				103
Others	127	989		493	207
Total other income	127	989	76	596	207
Loss before income taxes	(4,662)	(36,266)	$ (854)	(6,636)	(7,072)
Income tax expenses	397	3,087		(1,113)	(1,058)
Net loss and total comprehensive loss	$ (5,059)	$ (39,353)		$ (5,523)	$ (6,014)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.35)	$ (2.71)		$ (0.46)	$ (0.50)
Diluted | (per share)	$ (0.35)	$ (2.71)		$ (0.46)	$ (0.50)
Basic	14,514,081	14,514,081	12,000,000	12,000,000	12,000,000
Diluted	14,514,081	14,514,081	12,000,000	12,000,000	12,000,000
Securities Brokerage Commission [Member] | Nonrelated Party [Member]
Revenues:
Total revenues	$ 217	$ 1,691		$ 1,635	$ 3,047
Securities Brokerage Commission [Member] | Related Party [Member]
Revenues:
Total revenues	55	426		510	466
Securities Brokerage Handling Fee [Member]
Revenues:
Total revenues	49	378		349	261
Placing Services Fee [Member]
Revenues:
Total revenues					8,237
Asset Management Fee [Member] | Nonrelated Party [Member]
Revenues:
Total revenues	403	3,140		2,845	2,944
Asset Management Fee [Member] | Related Party [Member]
Revenues:
Total revenues	76	595		1,350	1,003
Interest Income Nonrelated Party [Member]
Revenues:
Total revenues	487	3,798		2,607	5,565
Interest Income Related Party [Member]
Revenues:
Total revenues	$ 54	$ 411		$ 452	$ 416